Commitments, contingencies and guarantees - Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Commitments, contingencies and guarantees
Collateral held in connection with standby letters of credit and other guarantees	¥ 7,030	¥ 7,041